Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks	$ 122,811	$ 119,412
Money market instruments	23,635	30,047
Cash and cash equivalents	146,446	149,459
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $1,262,761 and $1,436,714 at December 31, 2016 and 2015, respectively)	1,258,139	1,436,266
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	259,833	149,302
Other investment securities	61,811	58,311
Total investment securities	1,579,783	1,643,879
Total loans	5,271,857	5,068,085
Allowance for loan losses	(50,624)	(56,494)
Net loans	5,221,233	5,011,591
Other assets:
Bank owned life insurance	185,234	181,684
Prepaid assets	88,874	80,635
Goodwill	72,334	72,334
Premises and equipment, net	57,971	59,493
Affordable housing tax credit investments	52,947	51,247
Accrued interest receivable	18,822	18,675
Other real estate owned	13,926	18,651
Mortgage loan servicing rights	9,266	9,008
Other	20,750	14,698
Total other assets	520,124	506,425
Total assets	7,467,586	7,311,354
Deposits:
Non-interest bearing	1,523,417	1,404,032
Interest bearing	3,998,539	3,943,610
Total deposits	5,521,956	5,347,642
Short-term borrowings	394,795	394,242
Long-term debt	694,281	738,105
Subordinated notes	45,000	45,000
Total borrowings	1,134,076	1,177,347
Other liabilities:
Accrued interest payable	2,151	2,338
Unfunded commitments in affordable housing tax credit investments	14,282	20,311
Other	52,881	50,361
Total other liabilities	69,314	73,010
Total liabilities	6,725,346	6,597,999
Commitments and Contingencies
Shareholders’ equity:
Preferred Stock, Value, Issued	0	0
Common shares, no par value (20,000,000 shares authorized; 16,150,807 and 16,150,854 shares issued at December 31, 2016 and 2015, respectively)	305,826	303,966
Accumulated other comprehensive loss, net	(17,745)	(15,643)
Retained earnings	535,631	507,505
Less: Treasury shares (810,089 and 820,039 shares at December 31, 2016 and 2015, respectively)	(81,472)	(82,473)
Total shareholders’ equity	742,240	713,355
Total liabilities and shareholders’ equity	$ 7,467,586	$ 7,311,354